Exit or Disposal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Summary of activity and remaining liabilities associated with qualified exit costs
The following tables summarize the activity and remaining liabilities associated with qualified exit costs:

(Thousands of dollars) Exit Plan	Balance at December 31, 2015	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2016
Consumer Group facilities shutdown in 2016:
Severance and related costs		$1,020	$(113)	$907
Global Finishes Group stores shutdown in 2016:
Severance and related costs		136		136
Other qualified exit costs		369	(100)	269
Paint Stores Group stores shutdown in 2015:
Other qualified exit costs	$12	481	(298)	195
Global Finishes Group stores shutdown in 2015:
Severance and related costs	1,096		(1,096)
Other qualified exit costs	2,750	499	(2,816)	433
Paint Stores Group stores shutdown in 2014:
Other qualified exit costs	184		(81)	103
Consumer Group facilities shutdown in 2014:
Severance and related costs	445		(46)	399
Other qualified exit costs	52		(39)	13
Global Finishes Group exit of business in 2014:
Severance and related costs	430		(430)
Other qualified exit costs	353	430	(600)	183
Severance and other qualified exit costs for facilities shutdown prior to 2014	1,755	103	(648)	1,210
Totals	$7,077	$3,038	$(6,267)	$3,848

(Thousands of dollars) Exit Plan	Balance at December 31, 2014	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2015
Paint Stores Group stores shutdown in 2015:
Other qualified exit costs		$168	$(156)	$12
Global Finishes Group stores shutdown in 2015:
Severance and related costs		1,341	(245)	1,096
Other qualified exit costs		6,988	(4,238)	2,750
Paint Stores Group stores shutdown in 2014:
Other qualified exit costs	$280	142	(238)	184
Consumer Group facilities shutdown in 2014:
Severance and related costs	2,732	466	(2,753)	445
Other qualified exit costs	781	6	(735)	52
Global Finishes Group exit of business in 2014:
Severance and related costs	104	326		430
Other qualified exit costs	1,080	324	(1,051)	353
Paint Stores Group facility shutdown in 2013:
Severance and related costs	654		(654)
Other qualified exit costs	1,205		(411)	794
Global Finishes Group stores shutdown in 2013:
Severance and related costs	28		(28)
Other qualified exit costs	138		(138)
Severance and other qualified exit costs for facilities shutdown prior to 2013	1,514		(553)	961
Totals	$8,516	$9,761	$(11,200)	$7,077

Exit Plan	Balance at December 31, 2013	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2014
Paint Stores Group stores shutdown in 2014:
Other qualified exit costs		$280		$280
Consumer Group facilities shutdown in 2014:
Severance and related costs		4,028	$(1,296)	2,732
Other qualified exit costs		781		781
Global Finishes Group exit of business in 2014:
Severance and related costs		2,500	(2,396)	104
Other qualified exit costs		2,267	(1,187)	1,080
Paint Stores Group facility shutdown in 2013:
Severance and related costs	$977	2,126	(2,449)	654
Other qualified exit costs		1,499	(294)	1,205
Consumer Group facilities shutdown in 2013:
Severance and related costs	598	97	(695)
Global Finishes Group stores shutdown in 2013:
Severance and related costs	33		(5)	28
Other qualified exit costs	220		(82)	138
Latin America Coatings Group facilities shutdown in 2013:
Severance and related costs	123		(123)
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs	244		(51)	193
Global Finishes Group facilities shutdown in 2012:
Severance and related costs	2,177		(1,863)	314
Other qualified exit costs	83			83
Other qualified exit costs for facilities shutdown prior to 2012	1,365		(441)	924
Totals	$5,820	$13,578	$(10,882)	$8,516